Operating Expenses - Schedule of Operating Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Cost of inventory used and services provided		$ 410	$ 2,104
Write down of inventory		101
Restructuring costs		507
Impairment losses		22
Total operating expenses		10,774	17,039	23,997
Unfunded Plan One [Member] | Other Benefit Plans [Member]
Statement Line Items [Line Items]
Salaries and short-term employee benefits	[1]	1,705	2,388	2,081
Consultants fees	[1]	194	62
Termination benefits	[1]	503	356
Post-employment benefits	[1]	257	147	59
Share-based compensation costs	[1]	784	462	87
Key management personnel compensation	[1]	3,443	3,415	2,227
Salaries and short-term employee benefits		1,257	1,325	3,584
Termination benefits				1,806
Post-employment benefits		78	275	441
Share-based compensation costs		9	108	95
Other employees compensation		1,344	1,708	5,926
Cost of inventory used and services provided		309	2,104
Write down of inventory		101
Professional fees		2,599	6,421	7,153
Insurance		890	1,303	949
Third-party R&D		322	498	3,758
Consulting fees		144
Restructuring costs		507
Contracted sales force			256	22
Travel		154	256	831
Marketing services		18	176	698
Laboratory supplies		23	139	2
Other goods and services		137	342	162
Leasing costs, net of sublease receipts of $214 in 2019, $121 in 2018(2) and $359 in 2017(2)	[2]	247	344	2,247
Impairment of prepaid asset		169
Depreciation and amortization of property, equipment and intangibles		37	60	138
Depreciation - right to use assets		278
Impairment losses		22		(44)
Operating foreign exchange losses (gains)		30	17	(72)
Operating expenses excluding management and Employee compensation		5,987	9,812	15,844
Total operating expenses		$ 10,774	$ 17,039	$ 23,997

[1]	Key management includes the Company's executive management team and directors.
[2]	Leasing costs also include changes in the onerous lease provision in 2018 and 2017 (note 16) other than those costs attributable to the unwinding of the discount.